Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Good will and Intangible Assets Disclosure [Line Items]
Impairment of goodwill			$ 0	$ 0	$ 0
Goodwill	$ 5,717,000		$ 5,717,000	5,717,000
Intangible assets useful life			10 years
Amortization expense	$ 536,000	$ 519,000	$ 1,046,000	$ 1,053,000	$ 0